Convertible Promissory Notes (Details 1) - USD ($)			12 Months Ended
	Nov. 02, 2016	Sep. 09, 2016	Oct. 31, 2018	Jan. 15, 2018	Dec. 15, 2017	Nov. 14, 2017	Nov. 07, 2017	Jul. 26, 2017
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.68%	0.59%
Expected volatility	156.70%	152.32%
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Principal Amount				$ 1,000,000	$ 1,000,000	$ 550,000	$ 300,000
Accrued at a rate					25.00%	50.00%	50.00%
Accrued interest			$ 127,915					$ 13,185
Grown Rogue Unlimited LLC [Member] | Shares issued as anti-dilution provision (Note 11 b (iv))
IfrsStatementLineItems [Line Items]
Principal Amount								$ 100,000
Accrued at a rate								50.00%
Accrued interest								$ 140,000
Conversion Option [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			1.68%
Expected life			2 years 7 months 6 days
Expected volatility			70.00%
Share price			612
Units outstanding at time of conversion			$ 10,000
Conversion price at time of conversion			1,000 - $1,500